Number of Employees - Additional Information (Detail) - Employees	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of number of employees [line items]
Number of employees employed	22,271	22,322	23,757
Aegon N.V [member]
Disclosure of number of employees [line items]
Number of employees employed	0	0